Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Apr. 02, 2019	Jun. 30, 2018
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Registrant Name	JUNIATA VALLEY FINANCIAL CORP
Entity Central Index Key	0000714712
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 111,380,229
Entity Common Stock, Shares Outstanding		5,098,748